UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Partner Investment Management, L.P.

Address:   One Market Plaza
           Steuart Tower, 22nd Floor
           San Francisco, CA 94105


Form 13F File Number: 28-13168


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Linda Fitzgerald
Title:  Chief Compliance Officer
Phone:  (415) 281-1000

Signature,  Place,  and  Date  of  Signing:

/s/ Linda Fitzgerald               San Francisco, CA                  5/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             105

Form 13F Information Table Value Total:  $      870,356
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ACCENTURE PLC IRELAND        COM            G1151C101     1100     26,231 SH       SOLE                    26,231      0    0
ACORDA THERAPEUTICS INC      COM            00484M106     8473    247,744 SH       SOLE                   247,744      0    0
ADTRAN INC                   COM            00738A106     2030     77,029 SH       SOLE                    77,029      0    0
AFFYMAX INC                  COM            00826A109     2845    121,437 SH       SOLE                   121,437      0    0
AK STL HLDG CORP             COM            001547108     8464    370,262 SH       SOLE                   370,262      0    0
AMERICAN MED SYS HLDGS INC   COM            02744M108     3903    210,061 SH       SOLE                   210,061      0    0
AMERIGROUP CORP              CNV            03073TAB8    10875 10,714,000 PRN      SOLE                10,714,000      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108    32101  1,427,341 SH       SOLE                 1,427,341      0    0
AMYLIN PHARMACEUTICALS INC   CNV            032346AF5    13413 15,067,900 PRN      SOLE                15,067,900      0    0
APPLE INC                    COM            037833100    19223        818 SH  CALL SOLE                       818      0    0
APPLE INC                    COM            037833100    37170    158,171 SH       SOLE                   158,171      0    0
APPLIED MATLS INC            COM            038222105     6849    508,569 SH       SOLE                   508,569      0    0
AUXILIUM PHARMACEUTICALS INC COM            05334D107    14525    466,149 SH       SOLE                   466,149      0    0
AVEO PHARMACEUTICALS INC     COM            053588109      968    107,595 SH       SOLE                   107,595      0    0
BLUE COAT SYSTEMS INC        COM            09534T508      872        281 SH  PUT  SOLE                       281      0    0
BROADCOM CORP                COM            111320107      733     22,075 SH       SOLE                    22,075      0    0
CARDIOME PHARMA CORP         COM            14159U202     1212    183,345 SH       SOLE                   183,345      0    0
CATERPILLAR INC DEL          COM            149123101    20074    319,390 SH       SOLE                   319,390      0    0
CB RICHARD ELLIS GROUP INC   COM            12497T101    14860    937,561 SH       SOLE                   937,561      0    0
CIGNA CORP                   COM            125509109    28223    771,554 SH       SOLE                   771,554      0    0
CITIGROUP INC                CNV            172967416     5489     45,033 SH       SOLE                    45,033      0    0
CITRIX SYS INC               COM            177376100      476     10,023 SH       SOLE                    10,023      0    0
CME GROUP INC                COM            12572Q105     2807      8,880 SH       SOLE                     8,880      0    0
COGNIZANT TECHNOLOGY SOLUTIO COM            192446102      557     10,934 SH       SOLE                    10,934      0    0
COMERICA INC                 COM            200340107     2876     75,597 SH       SOLE                    75,597      0    0
CONCUR TECHNOLOGIES INC      COM            206708109      621     15,131 SH       SOLE                    15,131      0    0
COVIDIEN PLC                 COM            G2554F105     3829     76,157 SH       SOLE                    76,157      0    0
CTRIP COM INTL LTD           COM            22943F100     3295     84,066 SH       SOLE                    84,066      0    0
DAVITA INC                   COM            23918K108    10108    159,439 SH       SOLE                   159,439      0    0
DENDREON CORP                COM            24823Q107     4896    134,238 SH       SOLE                   134,238      0    0
DEVELOPERS DIVERSIFIED RLTY  COM            251591103     9784    803,927 SH       SOLE                   803,927      0    0
DOW CHEM CO                  COM            260543103    19464    658,233 SH       SOLE                   658,233      0    0
DUOYUAN GLOBAL WTR INC       COM            266043108     1108     39,915 SH       SOLE                    39,915      0    0
EBAY INC                     COM            278642103    16946    628,387 SH       SOLE                   628,387      0    0
ECLIPSYS CORP                COM            278856109     5557    279,545 SH       SOLE                   279,545      0    0
ENSCO INTL PLC               COM            29358Q109     5894    131,615 SH       SOLE                   131,615      0    0
EQUINIX INC                  COM            29444U502     8639     88,748 SH       SOLE                    88,748      0    0
EV3 INC                      COM            26928A200     1958    123,428 SH       SOLE                   123,428      0    0
EXPRESS SCRIPTS INC          COM            302182100     9280     91,195 SH       SOLE                    91,195      0    0
GENWORTH FINL INC            COM            37247D106     6657    362,962 SH       SOLE                   362,962      0    0
GOOGLE INC                   COM            38259P508    25906     45,680 SH       SOLE                    45,680      0    0
HEARTWARE INTL INC           COM            422368100     3365     75,665 SH       SOLE                    75,665      0    0
HERTZ GLOBAL HOLDINGS INC    COM            42805T105     1902    190,346 SH       SOLE                   190,346      0    0
HOLOGIC INC                  CNV            436440AA9     8646  9,599,889 PRN      SOLE                 9,599,889      0    0
HOST HOTELS & RESORTS INC    COM            44107P104     2717    185,439 SH       SOLE                   185,439      0    0
INTERMUNE INC                COM            45884X103     2271     50,962 SH       SOLE                    50,962      0    0
JPMORGAN CHASE & CO          COM            46625H100    19573    437,394 SH       SOLE                   437,394      0    0
KLA-TENCOR CORP              COM            482480100     6889    222,772 SH       SOLE                   222,772      0    0
LINEAR TECHNOLOGY CORP       COM            535678106     6423    227,368 SH       SOLE                   227,368      0    0
MARTIN MARIETTA MATLS INC    COM            573284106    14761    176,672 SH       SOLE                   176,672      0    0
MASTERCARD INC               COM            57636Q104    11856     46,678 SH       SOLE                    46,678      0    0
MCKESSON CORP                COM            58155Q103    10856    165,189 SH       SOLE                   165,189      0    0
MEDICIS PHARMACEUTICAL CORP  COM            584690309     3087      1,227 SH  CALL SOLE                     1,227      0    0
MEDICIS PHARMACEUTICAL CORP  COM            584690309    21639    860,062 SH       SOLE                   860,062      0    0
MEDTRONIC INC                COM            585055106     3986     88,511 SH       SOLE                    88,511      0    0
MGM MIRAGE                   COM            552953101     5929    494,114 SH       SOLE                   494,114      0    0
MOMENTA PHARMACEUTICALS INC  COM            60877T100     1030        688 SH  PUT  SOLE                       688      0    0
NETAPP INC                   COM            64110D104     7271    223,445 SH       SOLE                   223,445      0    0
NII HLDGS INC                COM            62913F201    11476    275,341 SH       SOLE                   275,341      0    0
NIKE INC                     COM            654106103     8668    117,930 SH       SOLE                   117,930      0    0


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
OREXIGEN THERAPEUTICS INC    COM            686164104     1453    246,655 SH       SOLE                   246,655      0    0
PERKINELMER INC              COM            714046109     2542    106,355 SH       SOLE                   106,355      0    0
PHASE FORWARD INC            COM            71721R406     1448    110,612 SH       SOLE                   110,612      0    0
PRECISION CASTPARTS CORP     COM            740189105    32764    258,572 SH       SOLE                   258,572      0    0
PSYCHIATRIC SOLUTIONS INC    COM            74439H108     3845    128,868 SH       SOLE                   128,868      0    0
QWEST COMMUNICATIONS INTL IN COM            749121109     5693  1,090,634 SH       SOLE                 1,090,634      0    0
RACKSPACE HOSTING INC        COM            750086100     2901    154,891 SH       SOLE                   154,891      0    0
RESEARCH IN MOTION LTD       COM            760975102    13825      1,869 SH  PUT  SOLE                     1,869      0    0
RESEARCH IN MOTION LTD       COM            760975102      703         95 SH  PUT  SOLE                        95      0    0
RIVERBED TECHNOLOGY INC      COM            768573107      258      9,093 SH       SOLE                     9,093      0    0
RYDER SYS INC                COM            783549108     3985    102,804 SH       SOLE                   102,804      0    0
SALESFORCE COM INC           COM            79466L302     1096     14,717 SH       SOLE                    14,717      0    0
SAVIENT PHARMACEUTICALS INC  COM            80517Q100    17730  1,226,963 SH       SOLE                 1,226,963      0    0
SEAGATE TECHNOLOGY           COM            G7945J104     7557    413,842 SH       SOLE                   413,842      0    0
SEMICONDUCTOR HLDRS TR       COM            816636203    42399     15,213 SH  PUT  SOLE                    15,213      0    0
SPX CORP                     COM            784635104     3746     56,477 SH       SOLE                    56,477      0    0
STARWOOD HOTELS&RESORTS WRLD COM            85590A401     3420     73,330 SH       SOLE                    73,330      0    0
STEC INC                     COM            784774101     1871      1,562 SH  PUT  SOLE                     1,562      0    0
STEC INC                     COM            784774101     1154     96,323 SH       SOLE                    96,323      0    0
STERIS CORP                  COM            859152100      286         85 SH  PUT  SOLE                        85      0    0
STRYKER CORP                 COM            863667101     3915     68,418 SH       SOLE                    68,418      0    0
TECK RESOURCES LTD           COM            878742204     8211    188,500 SH       SOLE                   188,500      0    0
TENET HEALTHCARE CORP        COM            88033G100     6149  1,074,971 SH       SOLE                 1,074,971      0    0
TEREX CORP NEW               COM            880779103     4306    189,589 SH       SOLE                   189,589      0    0
TEVA PHARMACEUTICAL INDS LTD COM            881624209    16987    269,294 SH       SOLE                   269,294      0    0
THERMO FISHER SCIENTIFIC INC COM            883556102    25376    493,322 SH       SOLE                   493,322      0    0
THORATEC CORP                COM            885175307      810     24,208 SH       SOLE                    24,208      0    0
TIFFANY & CO NEW             COM            886547108     6919    145,693 SH       SOLE                   145,693      0    0
TIM PARTICIPACOES S A        COM            88706P106     5077    182,900 SH       SOLE                   182,900      0    0
UNITED STATES STL CORP NEW   COM            912909108     8596    135,335 SH       SOLE                   135,335      0    0
UNIVERSAL HLTH SVCS INC      COM            913903100    26685    760,485 SH       SOLE                   760,485      0    0
VALEANT PHARMACEUTICALS INTL COM            91911X104     2085     48,593 SH       SOLE                    48,593      0    0
VARIAN MED SYS INC           COM            92220P105     5711    103,209 SH       SOLE                   103,209      0    0
VARIAN SEMICONDUCTOR EQUIPMN COM            922207105      189      5,699 SH       SOLE                     5,699      0    0
VERIGY LTD                   COM            Y93691106      365     32,654 SH       SOLE                    32,654      0    0
VMWARE INC                   COM            928563402      551     10,331 SH       SOLE                    10,331      0    0
VULCAN MATLS CO              COM            929160109    10024    212,197 SH       SOLE                   212,197      0    0
WAL MART STORES INC          COM            931142103     8668      1,559 SH  PUT  SOLE                     1,559      0    0
WARNER CHILCOTT PLC IRELAND  COM            G94368100     8793    344,538 SH       SOLE                   344,538      0    0
WATSON PHARMACEUTICALS INC   COM            942683103    26635    637,657 SH       SOLE                   637,657      0    0
WELLCARE HEALTH PLANS INC    COM            94946T106     3938    132,149 SH       SOLE                   132,149      0    0
WELLPOINT INC                COM            94973V107     2994        465 SH  PUT  SOLE                       465      0    0
WESTERN DIGITAL CORP         COM            958102105      530        136 SH  PUT  SOLE                       136      0    0
WRIGHT MED GROUP INC         COM            98235T107     2125    119,603 SH       SOLE                   119,603      0    0
WYNDHAM WORLDWIDE CORP       COM            98310W108     9636    374,506 SH       SOLE                   374,506      0    0


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